Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments under Non-Cancellable Operating Leases	Future minimum payments under non-cancellable operating leases as of December 31, 2018 were as follows:

RMB
2019	99,133
2020	82,697
2021	26,980
2022	8,633

Total	217,443